Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 17.0%
Absa Group Ltd.	1,005,448	$7,984,172
Capitec Bank Holdings Ltd.	103,025	11,692,172
Nedbank Group Ltd.	530,981	6,458,267
Standard Bank Group Ltd.	1,586,185	15,152,883
		41,287,494
Broadline Retail — 19.0%
Naspers Ltd., Class N	216,740	42,965,028
Woolworths Holdings Ltd./South Africa	1,110,114	3,217,764
		46,182,792
Capital Markets — 1.7%
Reinet Investments SCA	162,112	4,085,464

Chemicals — 1.9%
Sasol Ltd.	679,322	4,513,414

Consumer Staples Distribution & Retail — 8.7%
Bid Corp. Ltd.	396,868	8,785,392
Clicks Group Ltd.	281,988	4,426,022
Shoprite Holdings Ltd.	594,789	7,908,118
		21,119,532
Financial Services — 10.1%
FirstRand Ltd.	5,973,290	20,723,327
Remgro Ltd.	594,208	3,817,988
		24,541,315
Industrial Conglomerates — 2.1%
Bidvest Group Ltd. (The)	385,815	5,044,253

Insurance — 7.0%
Discovery Ltd.	641,144	3,743,790
Old Mutual Ltd.	5,662,360	3,204,199
OUTsurance Group Ltd., NVS	996,773	2,125,140
Sanlam Ltd.	2,085,469	7,864,500
		16,937,629
Metals & Mining — 21.1%
Anglo American Platinum Ltd.(a)	78,389	2,571,511
Anglogold Ashanti PLC, NVS	466,675	11,199,568
Gold Fields Ltd.	1,057,213	16,639,411
Harmony Gold Mining Co. Ltd.	660,567	6,057,226
Impala Platinum Holdings Ltd.	1,070,598	5,515,025
Kumba Iron Ore Ltd.	76,235	1,989,618
Northam Platinum Holdings Ltd.	421,485	2,910,569
Sibanye Stillwater Ltd.	3,345,440	4,222,440
		51,105,368
Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.1%
Exxaro Resources Ltd.	288,992	$2,799,700

Pharmaceuticals — 2.3%
Aspen Pharmacare Holdings Ltd.	449,148	5,555,711

Real Estate Management & Development — 1.9%
NEPI Rockcastle NV	663,877	4,587,943

Specialty Retail — 0.9%
Pepkor Holdings Ltd.(b)	2,386,758	2,169,630

Wireless Telecommunication Services — 5.1%
MTN Group Ltd.	2,006,550	8,804,455
Vodacom Group Ltd.	738,743	3,635,709
		12,440,164
Total Long-Term Investments — 99.9%
(Cost: $354,609,042)	.	242,370,409

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(c)(d)(e)	3,018,342	3,019,248
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	130,000	130,000

Total Short-Term Securities — 1.3%
(Cost: $3,149,248)		3,149,248

Total Investments — 101.2%
(Cost: $357,758,290)		245,519,657

Liabilities in Excess of Other Assets — (1.2)%		(2,899,993)

Net Assets — 100.0%		$242,619,664

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,019,065	(a)	$—		$183	$—	$3,019,248	3,018,342	$11,566	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—		(20,000	)(a)	—	—	130,000	130,000	7,866		—
						$183	$—	$3,149,248		$19,432		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	4	06/20/24	$151	$(5,876)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$69,966,226	$172,404,183	$—	$242,370,409

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,149,248	$—	$—	$3,149,248
	$73,115,474	$172,404,183	$—	$245,519,657
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,876)	$—	$(5,876)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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